FILE NO. 33-10830

 	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	__________________________________________________

	FORM N-1A
	__________________________________________________

	POST-EFFECTIVE AMENDMENT NO. 9
	To The
	REGISTRATION STATEMENT
	Under
	THE SECURITIES ACT OF 1933
	and
	THE INVESTMENT COMPANY ACT OF 1940
	__________________________________________________
	SMITH BARNEY VARIABLE ACCOUNT FUNDS
	(Exact name of Registrant as specified in Charter)

	388 Greenwich Street, New York, New York 10013
	(Address of principal executive offices)

	(212) 816-6474
	(Registrant's telephone number)

	Christina T. Sydor
	388 Greenwich Street, New York, New York 10013
	(22nd Floor)
	(Name and address of agent for service)
	__________________________________________________
	To Register Additional Securities under Reg. 270.24e-2

	              CALCULATION OF REGISTRATION FEE

             Title of                          	Shares
              securities being           	Being  registered
			           Reserve Account               			 142,656
              Portfolio

             U.S. Government/          			       132,537
             High Quality
            Securities Portfolio

            Income and Growth         		         	537,730
                Portfolio


       During its fiscal year ended December 31, 1996, the Reserve Account
         Portfolio
       redeemed 168,547 shares of beneficial interest. During its current fiscal year, the Portfolio used 25,891 shares it redeemed during its fiscal year ended December 31, 1996, for a reduction pursuant to Rule 24f-2(c). The Reserve Account Portfolio currently is registering 142,656.

   During its current fiscal year, the Reserve Account Portfolio filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

   During its fiscal year ended December 31, 1996, the U.S. Government/High Quality Securities Portfolio redeemed 158,102 shares of beneficial interest. During its current fiscal year, the Portfolio
     used 25,565 shares it redeemed during its fiscal year ended
         December 31, 1996, for a reduction pursuant to
Rule 24f-2(c). The U.S. Government High/Quality Securities Portfolio, currently is registering 132,537.

During its current fiscal year, the U.S. Government/High Quality
Securities
Portfolio filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended December 31, 1996, the Income and Growth Portfolio redeemed 838,437 shares of beneficial interest. During its current fiscal year, the Portfolio used 300,707 shares it redeemed during its fiscal year ended December 31, 1996, for a reduction pursuant to Rule 24f-2(c). The
Income and Growth Portfolio, currently is registering 537,730 shares.

During its current fiscal year, the Income and Growth Portfolio filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-
2(a).

	Rule 24f-2 (1) Declaration:

Registrant has filed its Rule 24f-2 Notice on February 21, 1997 for its most recent fiscal year ended December 31, 1996, as Accession Number
0000091155-97-
000086.

It is proposed that this Post-Effective Amendment will become effective on
April 30, 1997 pursuant to paragraph (b) of Rule 485.


CROSS REFERENCE SHEET
	(as required by Rule 495(a))

Part A
of Form N-1A	Prospectus Caption

1.	Cover Page		cover page

2.	Synopsis		not applicable

3.	Condensed Financial Information		"Financial Highlights"

4.	General Description of Registrant		"Shares of the Fund"
			cover page
			"Investment Objectives"
			"The Fund's Investment Program"
			"Additional Information"

5.	Management of the Fund		"Management"

6.	Capital Stock and Other Securities		"Shares of the Fund"
			"Redemption of Shares"
			cover page
			"Dividends, Automatic Reinvestment and
			Taxes"

7.	Purchase of Securities Being Offered			cover page
				"Management"
				"Valuation of Shares"
				"The Fund's Investment Program"

8.	Redemption or Repurchase			"Redemption of Shares"

9.	Pending Legal Proceedings			not applicable

Part B of			Statement of Additional
Form N-1A			Information Caption

10.	Cover Page			cover page

11.	Table of Contents			"Table of Contents"

12.	General Information and History			"The Fund"

13.	Investment Objectives and Policies			"Investment
Policies"
				"Investment Restrictions"

14.	Management of the Fund			"Trustees and Officers"

15.	Control Persons and Principal
	Holders of Securities		See Prospectus - "Shares of the
Fund"
			"Voting Rights"
				"Trustees and Officers"

16.	Investment Advisory and Other Services			See
Prospectus -
"Management"
		"Trustees and Officers"
			"Custodian"
			"Independent Auditors"
			"Management Agreements"

17.	Brokerage Allocation and Other
	Practices		See Prospectus - "Management"

18.	Capital Stock and Other Securities		See Prospectus - "Shares
of
the Fund"
			See Prospectus - "Dividends,
			Automatic Reinvestment and Taxes"
			"Investment Policies"
			"Voting Rights"

19.	Purchase, Redemption and Pricing of
	Securities Being Offered		See Prospectus - "The Fund's
			Investment Program"
			See Prospectus - "Valuation
			of Shares"
			"Redemption of Shares"
			"Financial Statements"

20.	Tax Status		See Prospectus - "Dividends,
			Automatic Reinvestment and Taxes"

21.	Underwriters		See Prospectus - "Management"

22.	Calculation of Performance Data		See Prospectus -
"Performance"
			"Performance Information"

23.	Financial Statements		"Financial Statements"

PART A

SMITH BARNEY VARIABLE ACCOUNT FUNDS
388 Greenwich Street
New York, New York 10013
1-800-451-2010


		Smith Barney Variable Account Funds, (the "Fund") the investment underlying certain variable annuity and variable life insurance contracts, is an investment company offering a choice of three different Portfolios. Each
Portfolio is separately managed to achieve its own investment objective.

			The Income and Growth Portfolio seeks current income and long-term growth of income and capital. It invests primarily, but not exclusively, in common stocks.

			The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S. Government
Obligations and other high quality fixed income securities.

			The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities and employs an immunization strategy to minimize the risk of loss of account value.

		Shares of the Fund are offered only to insurance company separate accounts (the "Separate Accounts") which fund certain variable annuity and variable life insurance contracts (the "Contracts"). The Separate Accounts invest in shares of one or more of the Portfolios in accordance with allocation instructions received from Contract owners. Such allocation rights are further described in the accompanying Contract Prospectus.

		This Prospectus sets forth concisely certain information about the
Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

		Additional information about the Fund is contained in a Statement of
Additional Information dated April 30, 1997, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant.
The Statement of Additional Information has been filed with the Securities and
Exchange Commission (the "SEC") and is incorporated by reference into this
Prospectus in its entirety.

		This Prospectus should be read in conjunction with the prospectus for the Contracts.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
CONTRARY
IS A CRIMINAL OFFENSE.

The date of this Prospectus is April 30, 1997.


		The Fund is intended to provide a suitable investment for variable annuity and variable life insurance contracts (the "Contracts") and shares of the Portfolios are offered only for purchase by insurance company separate accounts as an investment for Contracts, as described in the accompanying
Contract prospectus.

		Each of the Portfolios has an investment objective similar to an existing Smith Barney mutual fund. The Income and Growth Portfolio is most similar to Smith Barney Funds' Equity Income Portfolio, the U.S. Government/High Quality Securities Portfolio is most similar to Smith Barney
Funds' U.S. Government Securities Portfolio and the Reserve Account Portfolio is most similar to Smith Barney Funds' Income Return Account Portfolio; and the same experienced professionals who manage the Smith Barney Funds' Portfolios also manage the corresponding Portfolios of the Fund.

		Shares of each Portfolio are offered to Separate Accounts at their net asset value, without a sales charge, next determined after receipt of an order by an insurance company. The offering of shares of a Portfolio may be suspended from time to time and the Fund reserves the right to reject any specific purchase order.

VALUATION OF SHARES

		The net asset value of each Portfolio's shares is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is currently 4:00 P.M. New York City time on each day that the NYSE is open, by dividing the Portfolio's net assets by the number of its shares outstanding.
Securities that are listed or traded on a national securities exchange are valued at the last sale on the principal exchange on which they are listed and securities trading on the NASDAQ System are valued at the last sale reported as of the close of the NYSE. If no last sale is reported, the foregoing securities and over-the-counter securities other than those traded on the
NASDAQ System, are valued at the mean between the last reported bid and asked prices. Fixed income obligations are valued at the mean of bid and asked prices based on market quotations for those securities or if no quotations are available, then for securities of similar type, yield and maturity.
Short-
term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are stated at cost, which approximates value. The value of other investments of the Fund, if any, including restricted securities, will be determined in good faith at fair value under procedures established by and under the general supervision of the Trustees.


INVESTMENT OBJECTIVES

		The Fund consists of three investment portfolios, the "Income and
Growth Portfolio", the "U.S. Government/High Quality Securities Portfolio" and the "Reserve Account Portfolio." The Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The U.S. Government/High
Quality Securities Portfolio seeks high current income and security of principal by investing primarily in obligations of the U.S. Government, its agencies or its instrumentalities and other high quality fixed income securities. The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations with limited maturities and employs an "immunization strategy"
(see below) to minimize the risk of loss of account value. Of course, no assurance can be given that a Portfolio's objective will be achieved.




FINANCIAL HIGHLIGHTS
(for a share of beneficial interest in each series outstanding throughout each period):

The following information for the seven-year period ended December 31, 1996 has been audited in conjunction with the annual audit of the financial statements of Smith Barney Variable Account Funds by KPMG Peat Marwick LLP, independent auditors. The 1996 financial statements and the independent auditors' report thereon appear in the December 31, 1996 Annual Report to shareholders.

				Income From Investment Operations
Distributions
						Ratios to Average Net Assets
				Net Realized	Total
		Net Asset		and 	Income 	Dividends
	Distributions		Net Assets
		Value,	Net	Unrealized	From (loss)	from Net	from
Net		Value,		Net Assets		Net 	Portfolio
	Year	Beginning	Investment	Gain (Loss)	Investment	Investment
	Realized	Total	End of	Total	End of Year		Investment
	Turnover
	Ended	of Year	Income(1)	on Investment	Operations	Income
	Gains	Distributions	 Year	Return	(000's)	Expenses(1)
	Income	Rate

INCOME AND GROWTH PORTFOLIO
	1996	$15.24	0.57	$2.68	$3.25	$(0.56)	$(3.24)
	$(3.80)	$14.69	21.02%	$20,812	0.74%	2.39%	30.00%
	1995	13.05	0.45	3.12	3.57	(0.44)	(0.94)	(1.38)
	15.24	27.56	29,782	0.77	2.77	46.26
	1994	14.93	0.39	(0.86)	(0.47)	(0.39)	(1.02)
	(1.41)	 13.05	(3.12)	27,484	0.75	2.49	40.41
	1993	14.36	0.57	2.02	2.59	(0.57)	(1.45)	(2.02)
	14.93	18.61	30,638	0.75	3.59	70.39
	1992	13.76	0.49	1.09	1.58	(0.50)	(0.48)	(0.98)
	14.36	11.48	26,501	0.84	3.43	57.49
	1991	10.93	0.59 	2.82	3.41	(0.58)	-	(0.58)	13.76
	31.34	23,764	0.61	4.61	31.86
	1990	12.66	0.64	(1.70)	(1.06)	(0.67)	-	(0.67)
	10.93	(8.37)	16,819	0.50	5.86	17.27

U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
	1996	13.66	1.22	(0.76)	(0.46)	(1.22)	-	(1.22)
	12.90	3.34	2,876	0.98	6.30	13.00
	1995	12.46	0.94	1.20	2.14	(0.94)	-	(0.94)	13.66
	17.20	4,856	0.87	6.36	0.00
	1994	13.35	0.84	(0.89)	(0.05)	(0.84)	-	(0.84)
	12.46	(0.35)	4,838	0.76	5.87	36.33
	1993	13.44	0.88	(0.08)	0.80	(0.87)	(0.02)	(0.89)
	13.35	5.91	5,450	0.74	6.09	4.06
	1992	13.45	0.88	0.05	0.93	(0.89)	(0.05)	(0.94)
	13.44	6.91	5,516	0.93	6.34	11.10
	1991	12.74	0.93	0.67	1.60	(0.87)	(0.02)	(0.89)
	13.45	12.58	4,883	0.67	7.05	12.42
	1990	12.54	0.83	0.19	1.02	(0.82)	-	(0.82)	12.74
	8.11	3,600	0.50	8.31	5.69

RESERVE ACCOUNT PORTFOLIO
	1996	12.71	1.92	(1.72)	0.20	(1.92)	-	(1.92)
	10.99	1.57	435	1.00	4.98	-
	1995	12.39	0.73	0.38	1.11	(0.74)	(0.05)	(0.79)
	12.71	8.83	2,315	0.97	5.30	16.98
	1994	12.75	0.59	(0.34)	0.25	(0.58)	(0.03)	(0.61)
	12.39	1.99	2,528	0.86	4.77	81.28
	1993	12.86	0.69	(0.10)	0.59	(0.69)	(0.01)	(0.70)
	12.75	4.59	2,615	0.98	4.90	-
	1992	13.08	0.78	(0.15)	0.63	(0.78)	(0.07)	(0.85)
	12.86	4.82	2,974	1.01	5.41	18.41
	1991	12.66	0.86	0.48	1.34	(0.89)	(0.03)	(0.92)
	13.08	10.64	3,132	0.65	6.61	23.90
	1990	12.55	0.93	0.11	1.04	(0.93)	-	(0.93)	12.66
	8.30	2,740	0.50	7.66	7.65


(1)	With respect to the U.S. Gov't/High Quality Securities Portfolio, the Manager waived a portion of its fees as follows: $0.02 per share (0.10% of average net assets) in 1992; subject to a voluntary waiver of the fee to the extent that the aggregate expenses of any Portfolio exceed 1.00% of the average daily net assets for any year, and with respect to the Reserve Account Portfolio the Manager waived all or a portion of its fees as follows: $0.15 per share (0.45% of average net assets) in 1996, $0.01 per share (0.05% of average net assets) in 1993 and $0.03 per share (0.34% of average net assets) in 1992, subject to a voluntary waiver of the fee to the extent that the aggregate expenses of any Reserve Account Portfolio exceed 1.00% of the average daily net assets for any year. In addition, the manager reimbursed the Portfolio for $19,681 in expenses for the year ended December 31, 1996.
	In addition, if such fees were not waived and expenses reimbursed the per shares decrease in net investment income and expense ratio would have been $0.65 and 2.97%, respectively for the year ended
December 31, 1996.



THE FUND'S INVESTMENT PROGRAM

		The Income and Growth Portfolio invests primarily in common stocks offering a current return from dividends and will also normally include some interest-paying fixed income securities (such as U.S. Government securities, investment grade bonds and debentures) and high quality money market instruments (such as commercial paper and repurchase agreements collateralized by U.S. Government securities with broker/dealers or other financial institutions, including the Fund's Custodian). At least 65% of the Portfolios assets will at all times be invested in equity securities. The
Portfolio may
also purchase preferred stocks and convertible securities. Temporary defensive investments or a higher percentage of fixed income securities may be made when deemed advisable. In the selection of common stock investments, emphasis is generally placed on issues with established dividend records as well as potential for price appreciation. From time to time, however, a portion of the assets may be invested in non-dividend paying stocks.
The
Portfolio may make investments in foreign securities (including EDRs, CDRs and
GDRs) though management currently intends to limit such investments to 5% of the Portfolio's assets and an additional 10% of its assets may be invested in
American Depository Receipts ("ADR"s) representing shares in foreign securities that are traded in United States securities markets. The value of an ADR closely reflects the value of the foreign security and any fluctuation in the price of the foreign security will affect the Portfolio's share price.
(See "Additional Information.")

		The U.S. Government/High Quality Securities Portfolio (the "Government/High Quality Portfolio") invests primarily in a combination of (i) securities of the U.S. Government, its agencies or its instrumentalities and
(ii) other high quality fixed income securities (including corporate bonds) rated within the two highest categories by either Standard & Poor's Ratings
Group ("S&P") (AAA, AA) or Moody's Investors Service, Inc. ("Moody's")
(Aaa,
Aa) or if unrated, are determined to be of comparable quality by the Manager.
Except when the Portfolio is in a temporary defensive investment position, at least 65% of the Portfolio's total assets will be invested in these securities, including the securities held subject to repurchase agreements.

		The Fund is subject to diversification requirements promulgated by the U.S. Treasury Department which, among other things, currently limit each
Portfolio to investing no more than 55% of its total assets in any one investment. See "Dividends, Distributions and Taxes." It is anticipated that a substantial portion of the Portfolio's investments will consist of GNMA
Certificates, which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government. As a hedge against changes in interest rates, the Government/High Quality Portfolio may enter into agreements with dealers in GNMA Certificates whereby the Portfolio agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date; provided, however, that settlement occurs within 120 days of the trade date. For more detailed information, see "Additional Information" on page 7. The balance of the investments of the Government/High Quality Portfolio will be fixed income securities of private issuers and money market instruments, including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's.

		The Reserve Account Portfolio invests in high-grade fixed income obligations (including money market instruments) with a maximum maturity of seven years. Such obligations include U.S. Government Obligations; commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's; high quality corporate notes and bonds, including floating rate issues, rated within the two highest categories by S&P or Moody's or, if not rated, of comparable quality as determined by the Manager; bankers' acceptances; certificates of deposit (see "Additional Information"); and securities backed by letters of credit. Normally, a portion of the Portfolio will consist of investments that mature in two to seven years; however, it is expected there will be occasions when as much as all of the Portfolio will be invested in money market instruments. This portfolio composition is intended to achieve a higher level of income than would otherwise be available from an exclusively short-term portfolio with substantially less risk than that of a conventional bond or note portfolio. While minor day-to-day price fluctuations are unavoidable, measured over a three-month period, it is believed that the Portfolio's immunization strategy will produce sufficient income accrual during adverse market conditions to offset any potential loss in the Portfolio security value.

		None of the Portfolios will engage in the trading of securities for the purpose of realizing short-term profits; however, each Portfolio will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. Investors should realize that shares of each Portfolio will fluctuate with the market value of the securities in the Portfolio.

		Each Portfolio may seek to increase its net investment income by lending its securities to brokers, dealers and other financial institutions provided such loans are callable at any time and are continuously secured by cash or U.S. Government Obligations equal to no less than the market value, determined daily, of the securities loaned. Management will limit such lending to not more than one-third of the value of a Portfolio's total assets.
The Portfolio will continue to be entitled to the interest payable on the loaned security and, in addition, will receive interest on the amount of the loan, less finders, administrative and custodial fees. In the event of the bankruptcy of the other party to the transaction, a Portfolio could experience delays in recovering the securities loaned. To the extent that, in the meantime, the value of the securities may have increased, the Portfolio could experience a loss. In all cases, the Manager must find the creditworthiness of the other party to the transaction to be satisfactory under guidelines approved by the Trustees. See the Statement of Additional Information for further information on lending of securities.

		The investment objective and policies of each Portfolio are non-fundamental and, as such, may be modified by the Trustees of the Fund provided such modification is not prohibited by the investment restrictions
(which are
set forth in the Statement of Additional Information) or applicable law, and any such change will first be disclosed in the then current Prospectus.


DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES

		Each Portfolio of the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") and to declare and make annual distributions of substantially all of its taxable income and net taxable capital gains to its shareowners (i.e. the Separate
Accounts). Such distributions are automatically invested in additional shares of the Portfolio at net asset value and are includable in gross income of the
Separate Accounts holding such shares. See the accompanying Contract Prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

		Each Portfolio of the Fund is subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than
90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. If a Portfolio should fail to comply with these regulations, Contracts invested in that Portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.


REDEMPTION OF SHARES

		The redemption price of the shares of each Portfolio will be the net asset value next determined after receipt by the Fund of a redemption order from a Separate Account, which may be more or less than the price paid for the shares. The Fund will ordinarily make payment within one business day, though redemption proceeds must be remitted to a Separate Account on or before the seventh day following receipt of proper tender, except on a day on which the
NYSE is closed or as permitted by the Securities and Exchange Commission in extraordinary circumstances. Payment to the Contract owner is described in the accompanying Contract Prospectus.

PERFORMANCE

		From time to time the Fund may include a Portfolio's total
return,
average annual total return, yield and current distribution return in advertisements and/or other types of sales literature. These figures are
based on historical earnings and are not intended to indicate future
performance.   In addition, these figures will not reflect the deduction
of
the charges that are imposed on the Contracts by the Separate Account
(see
Contract Prospectus) which, if reflected, would reduce the performance quoted.
Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the Securities and Exchange Commission ("SEC"),
is derived from this total return, which provides the ending redeemable value.
Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures.
The yield of a Portfolio refers to the net investment income earned by investments in the Portfolio over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investments during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments.
The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies.
The Fund calculates current distribution return for the Income and Growth
Portfolio by dividing the distributions from investment income declared during the most recent twelve months by the net asset value on the last day of the period for which current distribution return is presented. The Fund calculates current distribution return for the U.S. Government Securities Portfolio by annualizing the most recent quarterly distribution from investment income and dividing by the net asset value on the last day of the period for which current distribution return is presented. The Fund calculates current distribution return for the Reserve Portfolio by annualizing the most recent monthly distribution and dividing by the net asset value on the last day of the period for which current distribution return is presented. A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing the
Portfolio's current distribution return to yields published for other investment companies and other investment vehicles.



MANAGEMENT

		The Trustees are responsible for the direction and supervision of the
Fund's business and operations.  The Fund employs Smith Barney Mutual
Funds
Management Inc. (the "Manager"), a wholly-owned subsidiary of Smith
Barney
Holdings Inc. ("Holdings"), to manage the day to day operations of each Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio. Holdings is also the parent company of Smith Barney
Inc. ("Smith Barney").

		The Manager provides each Portfolio with advice and
assistance with
respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting
and
administrative services, office space and equipment, and the services of the
officers and employees of the Fund.  By written agreement the Research
and
other departments and staff of Smith Barney will furnish the Manager with
information, advice and assistance and will be available for consultation on
the Fund's Portfolios, thus Smith Barney may also be considered an investment
adviser to the Fund.  Smith Barney services are paid for by the Manager;
there
is no charge to the Fund for such services. For the services provided by the
Manager, the Fund pays the Manager a fee calculated at the annual rate of
0.60% paid monthly of the average daily net assets of the Income and
Growth
Portfolio and a fee calculated at the annual rate of 0.45% paid monthly of the
average daily net assets of each of the Government/High Quality
Portfolio and
the Reserve Account Portfolio.  The Manager has agreed to waive its fee to the
extent that the aggregate expenses of any Portfolio exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1% of the average daily net assets for any fiscal year of the Portfolio.  The 1% voluntary expense limitation shall be in
effect until it is terminated by notice to shareowners and by supplement to
the then current Prospectus.  For the Fund's last fiscal year the management
fee was 0.60% of the Income and Growth Portfolio's average net assets,
0.45%
of the U.S. Government/High Quality Portfolio's average net assets and
0.45%
of the Reserve Account Portfolio's average net assets; and total expenses were
0.74%, 0.98% and 1.00%, respectively.

		Smith Barney distributes shares of the Fund as principal underwriter.
In addition, brokerage is allocated to Smith Barney, provided that, in the judgment of the Trustees of the Fund, the commission, fee or other remuneration received or to be received by Smith Barney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. The Fund normally expects to allocate to
Smith Barney between 50% and 60% of the Income and Growth Portfolio's transactions to be executed for such account on an agency basis. In all trades to be directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its Trustees, officers or employees. It may be expected that the preponderance of transactions in the Government/High Quality
Portfolio and the Reserve Account Portfolio will be principal transactions, and the Fund will not deal with Smith Barney in any transaction in which Smith
Barney acts as principal.

		Ayako Weissman is responsible for management of the Income
and Growth
Portfolio, James Conroy is responsible for management of the U.S. Government/High Quality Securities Portfolio and Patrick Sheehan is responsible for the Reserve Account Portfolio, including making all investment decisions.  Ms. Weissman is Managing Director of Smith Barney and has
been
involved in equity investing for Smith Barney for over eight years and
currently manages over $250 million in assets.   Mr. Conroy is Vice
President
of the Manager and is responsible for managing the day-to-day operations of
the U.S. Government Securities Portfolio, including the making of investment
decisions.  In addition, Mr. Conroy has also served as Vice President
and
Investment Officer of Smith Barney Managed Governments Fund Inc. since February 1990 and as First Vice President and Investment Officer of
Smith
Barney Government Securities Fund since its inception in March 1984.
Mr.
Sheehan is Managing Director of Smith Barney and Vice President of the
Fund
and of other investment companies associated with Smith Barney.  Prior to
joining Smith Barney in January 1992, Mr. Sheehan was a portfolio manager of
various fixed-income investment companies of Value Line Inc. from June
1990
through January 1992. From January 1989 through May 1990 Mr. Sheehan was a
Senior Vice President of Seamans' Bank for Savings in charge of assets & liability management.

		The Manager was incorporated on March 12, 1968 under the laws of the
State of Delaware. As of March 31, 1997 the Manager had aggregate assets under the management in excess of $80 billion. The Manager, Smith Barney and
Holdings are each located at 388 Greenwich Street, New York, NY 10013. The term "Smith Barney" in the title of the Fund has been adopted by permission of
Smith Barney and is subject to the right of Smith Barney to elect that the
Fund stop using the term in any form or combination of its name.

SHARES OF THE FUND

		The Fund, an open-end, diversified, managed investment company, is organized as a "Massachusetts business trust" pursuant to the Declaration of
Trust dated December 18, 1986. The Trustees have authorized the issuance of three series of shares, each representing shares in one of three separate
Portfolio's - the Income and Growth Portfolio, the U.S. Government/High Quality Securities Portfolio and the Reserve Account Portfolio. The Trustees also have the power to create additional series of shares. The assets of each
Portfolio will be segregated and separately managed. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share of the same Portfolio and is entitled to such dividends and distributions out of the net income of that Portfolio as are declared in the discretion of the Trustees. Shareowners are entitled to one vote for each share held and will vote by individual Portfolio except to the extent required by the Act. As a trust, the Fund is not required to hold annual shareowner meetings, although special meetings may be called for the Fund as a whole, or a specific Portfolio, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract. Shareowners may, in accordance with the Declaration of Trust, cause a meeting of shareowners to be held for the purpose of voting on the removal of Trustees.
In accordance with current law and as explained further in the accompanying
Contract Prospectus, the Separate Account will vote its shares in accordance with instructions received from policyowners.

ADDITIONAL INFORMATION

		GNMA Securities.  Government National Mortgage Association
("GNMA"),
an agency of the United States Government, guarantees the timely payment of monthly installments of principal and interest on modified pass-through Certificates, whether or not such amounts are collected by the issuer of these
Certificates on the underlying mortgages. In the opinion of an Assistant
Attorney General of the United States, this guarantee is backed by the full faith and credit of the United States. Scheduled payments of principal and interest are made each month to holders of GNMA Certificates (such as the
Government/High Quality Portfolio).  The average life of GNMA
Certificates
varies with the maturities of the underlying mortgages (with maximum maturities of 30 years) but is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of prepayments, refinancing of such mortgages or foreclosure.
Unscheduled
prepayments of mortgages are passed through to the holders of GNMA Certificates at par with the regular monthly payments of principal and interest, which have the effect of reducing future payment on such Certificates.

		GNMA Certificates have historically involved no credit risk; however, due to fluctuations in interest rates, the market value of such securities will vary during the period of a shareholder's investment in the Government/High Quality Portfolio. Prepayments and scheduled payments of principal will be reinvested by the Fund in then available GNMA
Certificates
which may bear interest at a rate lower or higher than the Certificate from which the payment was received. As with other debt securities, the price of
GNMA Certificates is likely to decrease in times of rising interest rates;
however, in periods of falling interest rates the potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur.

		Other U.S. Government Obligations.  In addition to GNMA
Securities
and direct obligations of the U.S. Treasury (such as Treasury Bills,
Notes and
Bonds), U.S. Government Obligations in which the Fund may invest include: (1)
obligations of, or issued by, Banks for Cooperatives, Federal Land
Banks,
Federal Intermediate Credit Banks, Federal Home Loan Banks, the Federal
Home
Loan Bank Board, any wholly-owned Government corporation so designated in
Section 9101 (3) of Title 31, or the Student Loan Marketing Association;
(2)
other securities fully guaranteed as to principal and interest by the United
States of America; (3) other obligations of, or issued by, or fully guaranteed as to principal and interest by the Federal National Mortgage Association or any agency of the United States; and
(4) obligations currently or previously sold by the Federal Home Loan
Mortgage
Corporation.

		Bank Obligations. Obligations purchased from U.S. banks or other financial institutions that are members of the Federal Reserve System or the
Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment ). These obligations include:

		Bankers' Acceptance:  A short-term credit instrument
evidencing the
obligation of a bank to 	pay a draft drawn upon it by a customer.
This
instrument reflects the obligation not only of 	the drawer but also of
the bank to pay the face amount of the instrument upon maturity.

		Certificate of Deposit:  A certificate evidencing the
obligation of a
bank to repay funds 	deposited with it earning a specified rate of
interest
over a given period.

		Foreign Securities. Such securities involve considerations that are not ordinarily associated with investing in domestic securities including currency exchange control laws, the possibility of expropriation, seizure, or nationalization of foreign assets, less liquidity and more volatility in foreign securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal, interest or dividends on the securities. Similar considerations may apply to obligations of foreign branches of U.S. banks and to American Depository Receipts.

		Repurchase Agreements. A repurchase agreement arises when the Fund purchases a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally on the next business day.
The resale price is greater than the purchase price, which reflects an agreed-upon rate of return for the period the Portfolio holds the security and which is not related to the coupon rate on the purchased security. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price, thus risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date;
however, if the seller defaults, realization upon the collateral by the Fund may be delayed or limited or the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. A Portfolio will only enter into repurchase agreements with broker/dealers or other financial institutions which are deemed creditworthy by the Manager under guidelines approved by the Trustees. It is the policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment together with any other illiquid assets held by the Portfolio amount to more than 10% of that Portfolio's total assets.

		Delayed Delivery. A delayed delivery transaction involves the purchase of securities at an agreed-upon price on a specified future date. At the time the Fund enters into a binding obligation to purchase securities on a delayed delivery basis the Portfolio will establish with the Custodian a segregated account with assets of a dollar amount sufficient to make payment for the securities to be purchased. The value of the securities on the delivery date may be more or less than their purchase price. Securities purchased on a delayed delivery basis do not generally earn interest until their scheduled delivery date.


g:\funds\$sva\1997\secdocs\prosp97.doc	11

PART B



April 30, 1997

SMITH BARNEY VARIABLE ACCOUNT FUNDS
388 Greenwich Street
New York, New York  10013

STATEMENT OF ADDITIONAL INFORMATION

	Shares of the Smith Barney Variable Account Funds (the
"Fund") are offered with a choice of three Portfolios:

	The Income and Growth Portfolio seeks current income and long-term growth of income and capital. This
Portfolio invests primarily, but not exclusively, in common stocks.

	The U.S. Government/High Quality Securities Portfolio seeks high current income and security of principal from a portfolio consisting primarily of U.S.
Government Obligations and other high quality fixed income securities.

	The Reserve Account Portfolio seeks current income from a portfolio of money market instruments and other high quality fixed income obligations.

This Statement of Additional Information is not a Prospectus. It is intended to provide more detailed information about the Fund as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the April 30, 1997 Prospectus which may be obtained from the Fund or your
Smith Barney Financial Consultant. Shares of the Fund may only be purchased by insurance company separate accounts.

TABLE OF CONTENTS


    Page Reference In:




Statement of
Additional
Information



Trustees and Officers
2 - 4



Investment Policies
4 - 6



Investment Restrictions
6 - 8



Performance Information
8 - 9



Determination of Net Asset Value

9



Redemption of Shares
9



Custodian
10



Independent Auditors
10



The Fund
10 - 11



Management Agreements
 11 - 13



Voting Rights
13



Financing Statements
13



Appendix-Ratings of Debt
Obligations
14 - 15





TRUSTEES AND OFFICERS

*JESSICA M. BIBLIOWICZ, President and Trustee
Executive Vice President of Smith Barney Inc. ("Smith Barney"); Director of twelve investment companies associated with Smith Barney, President of forty investment companies associated with Smith Barney; President and Chief Executive Officer of Smith Barney Mutual Funds Management, Inc. ("SBMFM" or the Manager). Prior to January 1994, Director of Sales and Marketing for
Prudential Mutual Funds; Prior to September 1991, Director, Salomon
Brothers
Inc.; Age 37.

JOSEPH H. FLEISS, Trustee
Retired, 3849 Torrey Pines Blvd., Sarasota, Florida 34238. Director of ten investment companies associated with Smith Barney. Formerly Senior Vice President of Citibank, Manager of Citibank's Bond Investment Portfolio and
Money Management Desk and a Director of Citicorp Securities Co., Inc.;
Age 79.

DONALD R. FOLEY, Trustee
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten investment companies associated with Smith Barney. Formerly Vice
President of
Edwin Bird Wilson, Incorporated (advertising); Age 74.

PAUL HARDIN, Trustee
Professor of Law at the University of North Carolina at Chapel Hill, University of North Carolina, 103 S. Building, Chapel Hill, North
Carolina
27599; Director of twelve investment companies associated with Smith
Barney;
and a Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North
Carolina;
Age 65.

FRANCIS P. MARTIN, Trustee
Practicing physician, 2000 North Village Avenue, Rockville Centre, New
York
11570.  Director of ten investment companies associated with Smith
Barney.
Formerly President of the Nassau Physicians' Fund, Inc.; Age 72.

*HEATH B. McLENDON, Chairman of the Board and Chief Executive Officer Managing Director of Smith Barney ; Director of forty-one investment companies associated with Smith Barney; Chairman of the Manager; Chairman of the Board of Smith Barney Strategy Advisors Inc.; prior to July 1993, Senior Executive
Vice President of Shearson Lehman Brothers; Vice Chairman of the Board of
Asset Management; Age 63.

RODERICK C. RASMUSSEN, Trustee
Investment Counselor, 81 Mountain Road, Verona, New Jersey 07044.
Director of
ten investment companies associated with Smith Barney. Formerly Vice President of Dresdner and Company Inc. (investment counselors); Age 70.

JOHN P. TOOLAN, Trustee
Retired, 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and
Chairman of the Smith Barney Trust Company, Director of Smith Barney
Holdings
Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; Age 66.

*LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney, Senior Vice President and Treasurer of forty-one investment companies associated with Smith Barney, and Director and
Senior Vice President of the Manager; Age 39.



*BRUCE D. SARGENT, Vice President and Investment Officer
Managing Director of Smith Barney, Vice President and Director of the
Manager,
Director and Vice President of three investment companies associated with
Smith Barney; Age 53.

*AYAKO WEISSMAN, Vice President and Investment Officer
Managing Director of Smith Barney and Vice President of the Manager;
Vice
President of three investment companies associated with Smith Barney;
39.

*THOMAS M. REYNOLDS, Controller and Assistant Secretary
Director of Smith Barney and Controller and Assistant Secretary of thirty-seven investment companies associated with Smith Barney. Prior to September
1991, Assistant Treasurer of Aquila Management Corporation and its associated investment companies; Age 37.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-one investment companies associated with Smith Barney; Secretary and General Counsel of the
Manager; Age 46.

On April 8, 1997, Trustees and officers owned in the aggregate less than 1% of the outstanding securities of the Fund.

___________________
*	Designates "interested persons" as defined in the Investment
Company Act of
1940 whose business address is 388 Greenwich Street, New York, New York 10013. Such persons are not separately compensated for their services as
Fund officers or Trustees.

The following table shows the compensation paid by the Fund to each incumbent
Trustee during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested Trustees of the Fund are compensated by Smith Barney.


			                   COMPENSATION TABLE

				Total		Pension or	 Compensation
          Numbers of
			Retirement	from Fund	Funds for
		Aggregate	Benefits Accrued	and Fund	Which Trustee
		Compensation 	as part of	Complex	Serves Within
Name of Person	from Fund	 Fund Expenses 	Paid to Trustees	Fund
Complex
Jessica Bibliowicz*	    $0	$0	   $0	12
Joseph H. Fleiss**	1,822	0	38,000	10
Donald R. Foley**	1,822	0	37,800	10
Paul Hardin	2,137	0	76,850	12
Heath B. McLendon*	      0	0	        0 	41
Francis P. Martin 1,837	0	58,300	10
Roderick C. Rasmussen	1,837	0	58,500	10
John P. Toolan 1,837	0	58,500	10
C. Richard Youngdahl 1,837	0	58,500	10

  *	Designates an "interested Trustee."
** 	50% Deferred Retainer only
  +  100% Deferred
   *** Effective January 1, 1997, Mr. Youngdahl elected to become a director emeritus.

		Upon attainment of age 72 the Fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors, together with reasonable out-of-pocket expenses for each meeting attended.

INVESTMENT POLICIES

		The Fund effects portfolio transactions with a view towards attaining the investment objective of each Portfolio and is not limited to a predetermined rate of portfolio turnover. A high portfolio turnover results in correspondingly greater transaction costs. See "Management" in the Prospectus.

		The Fund has no present intention to enter into reverse repurchase agreements even though it is permitted to do so on behalf of the Reserve Account Portfolio and the U.S.
Government/High Quality Securities Portfolio. The Fund does not currently intend to commit to such agreements more than 5% of the net assets of either of these two Portfolios, although the fundamental policies of the Reserve Account Portfolio, permit it to invest up to 1/3 of its net assets in reverse repurchase agreements, and this right is reserved. Each of these Portfolios may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of Portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the participating Portfolio's assets.
The Fund's custodian bank will maintain a segregated account for the Portfolio with securities having a value equal to or greater than such commitments.

		Each Portfolio may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S.
Government obligations equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of a Portfolio's total assets.
Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the Portfolio's investment in the securities loaned. Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, none of the Portfolios will make loans to other persons.

		The Fund's Declaration of Trust permits the Trustees to establish additional Portfolios of the Fund from time to time.
The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional
Information.

	Additional Policies - Income and Growth Portfolio.

		Although the Portfolio may, as described below, sell short "against the box," buy or sell puts or calls and borrow money, it has no intention of doing so in the foreseeable future.
Similarly, although the Portfolio may invest in foreign securities and lend money or assets, as described in investment restriction 9 on page 6, the Portfolio does not currently intend to commit more than 5% of its assets to investments in foreign securities
(including EDRs, CDRs and GDRs) and an additional 10% of its assets in American Depositary Receipts representing shares in foreign securities which are traded in United States securities markets, nor does it intend to engage in loans other than short-term loans. If in seeking to achieve its investment objectives the Fund believes opportunities warrant its investment in foreign securities, management would give appropriate consideration, in its judgment, to risks that may be associated with foreign investments, including currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on securities in the Portfolio. If it should become necessary, the Fund might encounter greater difficulties in invoking legal processes abroad than would be case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

		While the Portfolio is permitted to invest in warrants (including 2% or less of the Portfolio's total net assets in warrants that are not listed on the New York Stock Exchange or American Stock Exchange), the Portfolio has no intention of doing so in the foreseeable future. For purposes of computing the foregoing percentage, warrants acquired by the Portfolio in units or attached to securities will be deemed to be without value.

		In addition, although the Income and Growth Portfolio may buy or sell covered put and covered call options up to 15% of its net assets, (including collars, caps, floor and swaps) provided such options are listed on a national securities exchange, the Portfolio does not currently intend to commit more than 5% of its assets to be invested in or subject to put and call options. A
"call option" gives a holder the right to purchase a specific stock at a specified price referred to as the "exercise price," within a specific period of time (usually 3, 6, or 9 months). A
"put option" gives a holder the right to sell a specific stock at a specified price within a specified time period. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Put and call options are currently traded on The Chicago Board Options Exchange and several other national exchanges. Institutions, such as the Fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. If the writer determines not to deliver the stock prior to the option's being exercised, the writer may purchase in the secondary market an identical option for the same stock with the same price and expiration date in fulfillment of the obligation. In the event the option is exercised the writer must deliver the underlying stock to fulfill the option obligation. The brokerage commissions associated with the buying and selling of call options are normally proportionately higher than those associated with general securities transactions.

		The Portfolio may invest in investment grade bonds, i.e. U.S. Government obligations or bonds rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. ("Moody's") or AAA, AA, A and BBB by Standard & Poor's Ratings Group ("S&P").


    INVESTMENT RESTRICTIONS

		The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change as defined in the Investment Company Act of 1940 (the "Act") and Rule 18f-2 thereunder (see "Voting").

		Without the approval of a majority of its outstanding voting securities, the Income and Growth Portfolio may not:

		1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in any one issuer, except securities of the U.S. Government, its agencies or its instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4. Make short sales of securities or maintain a short position unless at all times when a short position is open, the Portfolio owns or has the right to obtain, at no added cost, securities identical to those sold short; 5.
Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then not in excess of the lesser of 10% of its total assets taken at cost or 5% of the value of its total assets; or mortgage or pledge any of its assets,. except to secure such borrowings; 6. Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in real estate (the purchase by the Portfolio of securities for which there is an established market of companies engaged in real estate activities or investments shall not be deemed to be prohibited by this fundamental investment limitation); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

		Without the approval of a majority of its outstanding voting securities the U.S. Government/High Quality Securities
Portfolio may not:

		1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in any one issuer, except securities of the U.S. Government, its agencies or instrumentalities; 2. Invest more than 25% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4. Sell securities short (provided however the Portfolio may sell short if it maintains a segregated account of cash or U.S. Government obligations with the Custodian, so that the amount deposited in it plus the collateral deposited with the broker equals the current market value of the securities sold short and is not less than the market value of the securities at the time they were sold short); 5. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the value of its assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of 7 1/2% of the value of the Fund's assets at the time of such borrowing.
(This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling it to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.)
Borrowings may take the form of a sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase; 6.
Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in real estate (the Portfolio, however, will purchase mortgage-related securities); 8. Purchase or sell commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

		Without the approval of a majority of its outstanding voting securities the Reserve Account Portfolio may not:

		1. With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer, except securities of the U.S. Government, its agencies or instrumentalities; 2. Invest more than 2 5% of the value of its total assets in any one industry, except that securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation; 3.
Purchase securities on margin; 4.  Sell securities short; 5.
Borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets and may mortgage or pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Portfolio will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes.
This restriction shall not be deemed to prohibit the Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolio's total assets are subject to such agreements; 6. Act as an underwriter of securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of portfolio holdings; 7. Invest in commodities; and 9. Make loans, except the Portfolio will purchase debt obligations, may enter into repurchase agreements and may lend its securities.

		The restrictions below are non-fundamental and may be changed by the Trustees without shareholder approval or ratification. Each of the Portfolios may not:

		1. Invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of predecessors) or so-called "unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market (this restriction, however, would not apply to a newly created agency or instrumentality of the U.S. Government); 2. Purchase more than 10% of any class of the outstanding securities, or any class of voting securities, of any issuer; 3. Invest in or hold securities of an issuer if those officers and Trustees of the Fund, its Manager, or Smith Barney owning beneficially more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer; 4. Purchase securities of another investment company except as part of a merger, consolidation or acquisition or as permitted by Section l2(d)(l) of the Investment
Company Act of 1940; 5. Have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase, sell or write options that are not listed on a national securities exchange; 6. Invest in interests in oil or gas or other mineral exploration or development programs; and 7. The U.S. Government/High Quality Securities
Portfolio and the Reserve Account Portfolio each may not purchase common stocks, preferred stocks, warrants or other equity securities.

		The foregoing percentage restrictions apply at the time an investment is made; a subsequent increase or decrease in percentage may result from changes in values or net assets.




PERFORMANCE INFORMATION

		From time to time the Fund may advertise a Portfolio's total return, average annual total return, yield and current distribution return in advertisements and other types of sales literature. These figures are based on historical earnings and are not intended to indicate future performance. In addition, these figures will not reflect the deduction of the charges that are imposed on the Contracts by the Separate Account (see Contract prospectus) which, if reflected, would reduce the performance quoted. The total return shows what an investment in the Portfolio would have earned over a specified period of time (one, five or ten years) assuming that all distributions and dividends by the Portfolio were invested on the reinvestment dates during the period less all recurring fees.

		Each Portfolio's total return and average annual total return for the one and five year periods, and since each Portfolio's inception date is shown below.

	Portfolio		      Total Returns as of 12/31/96
			 1 year 	 5 year 	 Since Inception

	Income and Growth Portfolio	21.02%	97.77%	144.38%
	U.S. Gov't/High Quality 	3.34	36.66	71.32
	    Securities Portfolio
	Reserve Account Portfolio	1.57	23.59	52.91


	Portfolio		Average Annual Total Returns as of
12/31/96
			 1 year  	 5 year 	 Since
Inception

	Income and Growth Portfolio	21.02%	14.61%	12.73%
	U.S. Gov't/High Quality 	3.34	6.45	7.52
	    Securities Portfolio
	Reserve Account Portfolio	1.57	4.33	5.89


		Each Portfolio's yield is computed by dividing the net investment income per share earned during a specified thirty day period by the net asset value per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the portfolio; income on short-term obligations is based on current payment rate.

		The Fund calculates current distribution return for each Portfolio by dividing the distributions from investment income declared during the most recent twelve months by the net asset value on the last day of the period for which current distribution return is presented. From time to time, the Fund may include its current distribution return in information furnished to present or prospective shareowners.

		A Portfolio's current distribution return may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current distribution return, and the charges that are imposed on the Contracts by the Separate Account, should be considered when comparing a Portfolio's current distribution return to yields published for other investment companies and other investment vehicles. Current distribution return should also be considered relative to changes in the value of the Portfolio's shares and to the risks associated with the Portfolio's investment objective and policies. For example, in comparing current distribution returns with those offered by Certificate of Deposit ("CDs"), it should be noted that CDs are insured (up to $100,000) and offered a fixed rate of return. Returns of the Reserve Account Portfolio may from time to time be compared with returns of money market funds measured by Donoghue's Money Fund Report, a widely-distributed publication on money market funds.

		Performance information may be useful in evaluating a Portfolio and for a providing a basis for comparison with other financial alternatives. Since the performance of each Portfolio changes in response to fluctuations in market conditions, interest rate and Portfolio expenses, no performance quotation should be considered a representation as to the Portfolio's performance for any future period.


DETERMINATION OF NET ASSET VALUE

		The net asset value of each Portfolio's share will be determined on any day that the New York Stock Exchange is open.
The New York Stock Exchange is closed on the following holidays:
New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


REDEMPTION OF SHARES

		Redemption payments shall be made wholly in cash unless the Trustees believe that economic conditions exist that would make such a practice detrimental to the best interests of the Fund and its remaining shareowners. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Valuation of Shares" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.


CUSTODIAN

		Portfolio securities and cash owned by the Fund are held in the custody of PNC Bank, National Association, 17th and Chestnut
Streets, Philadelphia, Pennsylvania 19103 (foreign securities, if any, will be held in the custody of The Chase Manhattan Bank, N.A.).


COUNSEL

		Sullivan & Cromwell serves as legal counsel to the Funds. The Independent Directors of the Fund have selected Sullivan &
Cromwell as their legal counsel.

INDEPENDENT AUDITORS

		KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Funds independent auditors to examine and report on the Funds financial statements and highlights for the fiscal year ending December 31, 1997.



THE FUND

		Pursuant to the Declaration of Trust, the Trustees have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios - the Income and Growth Portfolio, the U.S. Government/High Quality Securities Portfolio and the Reserve Account Portfolio. Pursuant to such authority, the Trustees may also authorize the creation of additional series of shares and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).
The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information. In the event of liquidation or dissolution of a Portfolio or of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio and a proportionate distribution, based on the relative net assets of the respective Portfolios, of any general assets not belonging to any particular Portfolio that are available for distribution.

		The Declaration of Trust may be amended only by a "majority shareholder vote" as defined therein, except for certain amendments that may be made by the Trustees. The Declaration of Trust and the By-Laws of the Fund are designed to make the Fund similar in most respects to a Massachusetts business corporation.
The principal distinction between the two forms relates to shareowner liability described below. Under Massachusetts law, shareowners of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case with a corporation. The Declaration of Trust of the Fund provides that shareowners shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareowners are not personally liable thereunder.

		Special counsel for the Fund are of the opinion that no personal liability will attach to the shareowner under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions and with respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, claims for taxes and certain statutory liabilities in other jurisdictions, a shareowner may be held personally liable to the extent that claims are not satisfied by the Fund; however, upon payment of any such liability the shareowner will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund, with the advice of counsel, in such a way so as to avoid, as far as possible, ultimate liability of the shareowners for liabilities of the Fund.

		The Declaration of Trust further provides that no Trustee, officer or employee of the Fund is liable to the Fund or to a shareowner, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or its duties, nor is any Trustee, officer or employee personally liable to any third persons in connection with the affairs of the Fund. It also provides that all third persons shall look solely to the Fund property or the property of the appropriate Portfolio of the Fund for satisfaction of claims arising in connection with the affairs of the Fund or a particular Portfolio, respectively. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer or employee is entitled to be indemnified against all liability in connection with the affairs of the Fund.

		The Fund shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination of the trust or any of the series of the trust by action of the shareowners or by action of the Trustees upon notice to the shareowners.

		The term "Smith Barney" in the title of the Fund has been adopted by permission of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.


MANAGEMENT AGREEMENTS

		The Trustees are responsible for the direction and supervision of the Fund's business and operations. Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day to day operations of Portfolio pursuant to a management agreement entered into by the Fund on behalf of each Portfolio.

		The Manager provides each Portfolio with advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio and furnishes each Portfolio with bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund. By written agreement Smith Barney's Research and other departments and staff will furnish the Manager with information, advice and assistance and will be available for consultation on the Fund's Portfolios, thus Smith Barney may also be considered an investment adviser to the Fund. Smith Barney's services are paid for by the Manager; there is no charge to the Fund for such services. For the services provided by the Manager, the Fund pays the Manager monthly fees equal to 1/12 of .60% of the average daily net assets of the Income and Growth Portfolio and 1/12 of .45% of the average daily net assets of the U.S. Government/High Quality Portfolio and the Reserve Account Portfolio. The Manager has agreed to waive its fee to the extent that the aggregate expenses of any Portfolio exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed 1% of the average daily net assets for any fiscal year of the Portfolio. The 1% voluntary expense limitation shall be in effect until it is terminated by notice to shareowners and by supplement to the then current prospectus.

		For the years 1994, 1995 and 1996 the management fee for the Income and Growth Portfolio was $176,531, $172,705 and
$164,890, respectively, the management fee for U.S.
Government/High Quality Portfolio was $23,445, $22,181 and $17,828 respectively, and the management fee for the Reserve Account
Portfolio was $10,556, $10,598 and $5,864 respectively.

		The Management Agreement for each of the Fund's Portfolios provides that all other expenses not specifically assumed by the Manager under the Management Agreement on behalf of the Portfolio are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the Fund) and shareowner servicing agents, expenses of preparing and printing its prospectuses, proxy material, reports and notices sent to shareowners, all expenses of shareowners' and Trustees' meetings, filing fees and expenses relating to the registration statements, fees of auditors and legal counsel, out-of-pocket expenses of Trustees and fees of Trustees who are not "interested persons" as defined in the Act, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incident to the Fund's existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses of each Portfolio of the Fund, including but not limited to the respective management fees, are charged to that Portfolio, and general trust expenses are allocated among the Portfolios on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares, which are paid by the Fund, are not deemed sales or promotion expenses.

		Smith Barney distributes shares of the Fund as principal underwriter. In addition, brokerage is allocated to Smith Barney, provided that, in the judgment of the Trustees of the Fund, the commission, fee or other remuneration received or to be received by Smith Barney (or any broker/dealer affiliate of Smith Barney that is also a member of a securities exchange) is reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during the same or comparable period of time. The Fund normally expects to allocate to Smith Barney between 50% and 60% of the Income and Growth Portfolio's transactions to be executed for such account on an agency basis.
In all trades to be directed to Smith Barney, the Fund has been assured that its orders will be accorded priority over those received from Smith Barney for its own account or for any of its Trustees, officers or employees. It may be expected that the preponderance of transactions in the Government/High Quality
Portfolio and the Reserve Account Portfolio will be principal transactions, and the Fund will not deal with Smith Barney in any transaction in which Smith Barney acts as principal.

		During fiscal year 1996 the total amount of commissionable transactions was $28,420,125, $10,517,899 (37.01%) of which was directed to Smith Barney and $17,902,226 (62.99%) of which was directed to other brokers. Shown below are the total brokerage fees paid by the Fund for each of the past three years on behalf of the Income and Growth Portfolio, the portion paid to Smith
Barney and the portion paid to other brokers for the execution of orders allocated in consideration of research and statistical services or solely for their ability to execute the order.



Commissions
					To Others For
					Execution and
				For Execution Only	Research and
						   Statistical
		   Total  	    To Smith Barney    	To Others
Services

	1994	$41,480	$11,730	28.2% 	$  -0-	-0-%
	$29,750
	71.8%
	1995	$41,731	$15,990	38.3%	$  -0-	-0-%	$25,741
	61.7 %
	1996	$49,776	$16,187	32.5%	$  -0-	-0-%	$33,589
	67.5%

	The Board of Trustees of the Fund has adopted certain policies and procedures incorporating the standard of Rule l7e-l issued by the Securities and Exchange Commission under the Act which requires that the commissions paid to Smith Barney must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the policy and procedures also contain review requirements and require the Manager to furnish reports to the Board of Trustees and to maintain records in connection with such reviews.


VOTING RIGHTS

		The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that in accordance with the Act always at least a majority, but in most instances, at least two-thirds of the Trustees have been elected by the shareowners of the Fund.
Shares do not have cumulative voting rights and therefore the owners of more than 50% of the outstanding shares of the Fund may elect all of the Trustees irrespective of the votes of other shareowners. Shares of the Fund entitle their owners to one vote per share; however, on any matter submitted to a vote of the shareowners, all shares then entitled to vote will be voted by individual Portfolio unless otherwise required by the Investment
Company Act of 1940 (in which case all shares will be voted in the aggregate). For example, a change in investment policy for a Portfolio would be voted upon only by shareowners of the Portfolio involved. Additionally, approval of each Portfolio's management agreement is a matter to be determined separately by that Portfolio. Approval of a proposal by the shareowners of one
Portfolio is effective as to that Portfolio whether or not enough votes are received from the shareowners of the other Portfolio to approve the proposal as to that Portfolio. As of April 8, 1997, Nationwide Life Insurance Co. owned 1,203,918 (100%) of the outstanding shares of the Income and Growth Portfolio, 190,243
(100%) of the outstanding shares of the U.S. Government/High
Quality Securities Portfolio, and 19,618 (100%) of the outstanding shares of the Reserve Account Portfolio.


FINANCIAL STATEMENTS

		The following financial information is hereby incorporated by reference to the Fund's December 31, 1996 Annual Report to
Shareholders a copy of which is furnished with this Statement of Additional Information:

			Independent Auditors' Report
			Statements of Assets and Liabilities as of December
31, 1996
			Schedules of Investments as of December 31, 1996 Statements of Operations for the year ended December
31, 1996
			Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995
			Notes to Financial Statements
			Financial Highlights


APPENDIX - RATINGS OF FIXED INCOME OBLIGATIONS

	BOND (AND NOTE) RATINGS

	Moody's Investor Service, Inc.

		Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

		Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in "Aaa" securities.

		A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

		Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Standard & Poor's Corporation

		AAA - Debt rated "AAA" has the highest rating unsigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

		AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

		A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

		BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


COMMERCIAL PAPER RATINGS

	Moody's Investors Services, Inc.

		Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

		Issuers rated "Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



Standard & Poor's Corporation

		A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

		A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

g:\funds\$sva\1997\secdocs\sai97.doc	17


Part C of
Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.


	PART C  Other Information

Item 24 .  Financial Statements and Exhibits

				       Location In:
		(a)	Financial Statements	Part A	Part B
					Annual
					Report

		Statements of Assets and Liabilities
		as of December 31, 1996	--	*

		Statements of Operations for the
		year ended December 31, 1996	--	*

		Statements of Changes in Net Assets for
		the years ended December 31, 1996 and 1995	--	*

		Notes to Financial Statements	--	*

_________________________________
*See the Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information.

All other statements and schedules are omitted because they are not applicable or the required information is shown in the financial statements or notes thereto.

		(b)	Exhibits

		(1)	Declaration of Trust dated as of December 18, 1986 is
incorporated
herein by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to the Registration Statement N. 33-10839.

		(2)	Bylaws of the Trust are incorporated by reference to
Exhibit 2 to
Pre-Effective Amendment No. 4.

		(3)	Not applicable.

		(4)	Not applicable.

		(5)	(a)	Management Agreement between the Income and
Growth Portfolio and
Smith, Barney Advisers, Inc. is incorporated by reference to
Exhibit 5(a)(i) to Pre-Effective Amendment No. 4.

			(b)	Management Agreement between U.S.
Government/High Quality
Securities Portfolio and Smith, Barney Advisers, Inc. by reference to Exhibit 5(a)(ii) to Pre-Effective Amendment No. 4.

			(c)	Management Agreement between Reserve Account
Portfolio and Smith,
Barney Advisers, Inc. is incorporated by reference to Exhibit
(5)(a)(iii) to Pre-Effective Amendment No. 4.

			(d)	Subadvisory Agreement between Smith, Barney
Advisers, Inc. and
Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit (5)(b) to Pre-Effective Amendment No. 4.

		(6)	Distribution Agreement between Smith Barney Variable
Account Funds
and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6(a) to Pre-Effective Amendment No. 4.

		(7)	Not applicable.

		(8)	Custodian Agreement between Registrant and Provident
National Bank
is incorporated herein by reference to Exhibit 8 to Pre-Effective
Amendment No. 4.

		(9)	(a) 	Transfer Agency Agreement between Registrant and
Provident
Financial 	Processing Corp. is incorporated herein by reference
to Exhibit 9 to Pre-Effective 	Amendment No. 4.

			(b)	Form of Transfer Agency Agreement between
Registrant and First
Data Investor 				Services Group, Inc. (filed
herewith)

		(10)	(a)	Opinion of Sullivan & Cromwell is incorporated
by reference
to Pre-Effective Amendment No. 1.

			(b)	Opinion of Gaston & Snow is incorporated herein
by reference to
Exhibit 10 to Pre-Effective Amendment No. 4.

		(11)	(i)	Auditors' Report (see the Annual Report to
Shareholders
which is incorporated by reference in the Statement of Additional
Information)
			(ii)	Auditors' Consent (filed herewith)

		(12)	Not applicable.

		(13)	Subscription Agreement between the Fund and Smith,
Barney
Advisers, Inc. dated June 27, 1989 is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 4.

		(14)	Not applicable.

		(15)	Not applicable.

		(16) Schedule for Comparison of Performance Quotation is
incorporated
herein by reference to 				Exhibit 16 of Post Effective
Amendment No. 8

		(17)	Financial Data Schedule (filed herewith)

		(18) Plan 3 pursuant to Rule 18f-3 is incorporated by
reference to
Exhibit 18 to Post-				Effective Amendment No. 7

Item 25.  Persons Controlled by or under Common Control with Registrant

		The Registrant is not controlled directly or indirectly by any person.
Information with respect to the Registrant's investment manager is set forth under the caption "Management" in the prospectus included in Part
A of this Amendment to the Registration Statement on Form N-1A.

Item 26.  Number of Holders of Securities

		Number of Record Holders
	Title of Class	      on April 8, 1997
	Income and Growth Portfolio     	 1
	U.S. Government/High Quality Securities Portfolio 	     1
	Reserve Account Portfolio	   	1

Item 27.  Indemnification

		Reference is made to ARTICLE V of Registrant's Declaration of Trust for a complete statement of its terms. Section 52. of ARTICLE V provides:
"No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties." Emphasis added.


Item 28.  Business and other Connections of the Manager and Investment
Adviser

		See the material under the caption Management ncluded in Part A
(Prospectus) of this Registration Statement and the material appearing under the caption Management Agreements included in Part B (Statement of Additional Information) of this Registration Statement.

		Information as to the Directors and Officers of Smith Barney
Mutual
Funds Management Inc. is included in its Form ADV (File no. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.


Item 29.  Principal Underwriters

	(a) Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for Smith Barney/Travelers Series Fund Inc., Smith Barney World Funds, Inc., Smith Barney Municipal Money Market Fund Inc., Smith Barney Muni Funds, Smith Barney Funds, Inc., Smith Barney Money Funds, Inc., The Inefficient-Market Fund, Inc., Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Smith Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Zenix Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney 1990s Fund, Municipal High Income Fund Inc., The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Income Trust, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Investment Funds Inc., The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Managed High Income Portfolio Inc., and Greenwich Street California Municipal Fund Inc., Smith Barney Concert Allocation Series Inc and Smith Barney Institutional Money Market Funds Inc.

	(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177)

		(c) not applicable

Item 30.	Location of Accounts and Records

		PNC Bank, National Association, 17th and Chestnut Streets,
Philadelphia,
Pennsylvania
	19103, and First Data Investor Services Group, Inc., Exchange
Place,
Boston, Massachusetts 02109-2873, will maintain the custodian and the shareholders servicing agent records, respectively required by Section 31(a) of the Investment Company Act of 1940, as amended (the 1940 Act).

	All other records required by Section 31(a) of the 1940 Actare maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2 of the 1940 Act) .


Item 31.	Management Services

	Not applicable.

Item 32.	Undertakings

	(a) Not applicable

	(b) Not applicable

	(c) Registrant undertakes to furnish each person to whom a
prospectus is
delivered with a copy  of 	Registrant's latest report to
shareholders, upon request and without charge.




	SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and
State of New York on the 30th day of April 1997.

	SMITH BARNEY VARIABLE ACCOUNT FUNDS


		By/s/ Heath B. McLendon
		Heath B. McLendon
	Chairman of the Board and
	Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-
Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title			Date

/s/ Heath B. McLendon      		Chairman of the
Board	April 30, 1997
 (Heath B. McLendon)		and Chief Executive Officer


/s/ Jessica Bibliowicz		President
	April 30, 1997
(Jessica Bibliowicz)


Joseph H. Fleiss*          		Trustee				April
30, 1997
(Joseph H. Fleiss)


Donald R. Foley*          		Trustee				April
30, 1997
(Donald R. Foley)


Paul Hardin*                           		Trustee
	April 30,1997
(Paul Hardin)


Francis P. Martin*         		Trustee				April
30, 1997
(Francis P. Martin)


Roderick C. Rasmussen*  		Trustee				April
30, 1997
(Roderick C. Rasmussen)


John P. Toolan*             		Trustee				April
30, 1997
(John P. Toolan)


/s/ Lewis E. Daidone        		Treasurer and Principal
	April 30, 1997
(Lewis E. Daidone)		Financial Officer


*By: /s/ Christina T. Sydor
	April 30, 1997
   Christina T. Sydor
   Pursuant to Power of Attorney





	EXHIBIT INDEX


Exhibit No.	Exhibit	Page No.


	Auditor's Consent

	Financial Data Schedule

	Cover Letter to SEC




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